Taxation - Summary of Income Tax Credit (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
UK corporation tax R&D credit	£ 2,822	£ 5,149	£ 5,277
Other tax income / (expense)		1,125
Taxation	£ 2,822	£ 6,274	£ 5,277